Investments (Tables)	12 Months Ended
Dec. 31, 2013
Investments [Abstract]
Total investments
Total investments at December 31, 2013 and 2012 were as follows:

	2013			2012
(Millions)	Current	Long-term	Total	Current	Long-term	Total
Debt and equity securities available for sale	$1,977.4	$17,753.0	$19,730.4	$2,006.8	$16,821.0	$18,827.8
Mortgage loans	84.9	1,464.7	1,549.6	214.4	1,429.2	1,643.6
Other investments	1.5	1,717.3	1,718.8	.7	1,448.0	1,448.7
Total investments	$2,063.8	$20,935.0	$22,998.8	$2,221.9	$19,698.2	$21,920.1

Available-for-sale Securities
Debt and equity securities available for sale at December 31, 2013 and 2012 were as follows:

(Millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses		Fair Value
December 31, 2013
Debt securities:
U.S. government securities	$1,396.8	$68.7	$(3.0)		$1,462.5
States, municipalities and political subdivisions	4,118.5	126.6	(82.8)		4,162.3
U.S. corporate securities	7,559.0	493.7	(110.1)		7,942.6
Foreign securities	3,209.6	198.9	(53.0)		3,355.5
Residential mortgage-backed securities	928.4	16.9	(21.1)		924.2
Commercial mortgage-backed securities	1,323.5	88.2	(4.7)	(1)	1,407.0
Other asset-backed securities	343.4	8.3	(2.1)	(1)	349.6
Redeemable preferred securities	56.8	8.6	—		65.4
Total debt securities	18,936.0	1,009.9	(276.8)		19,669.1
Equity securities	38.5	26.5	(3.7)		61.3
Total debt and equity securities (2)	$18,974.5	$1,036.4	$(280.5)		$19,730.4
December 31, 2012
Debt securities:
U.S. government securities	$1,413.4	$147.9	$(1.8)		$1,559.5
States, municipalities and political subdivisions	2,770.9	267.9	(4.3)		3,034.5
U.S. corporate securities	6,926.2	871.7	(7.3)		7,790.6
Foreign securities	2,988.1	391.3	(8.8)		3,370.6
Residential mortgage-backed securities	929.5	49.9	(.4)		979.0
Commercial mortgage-backed securities	1,268.7	149.7	(1.8)	(1)	1,416.6
Other asset-backed securities	517.4	28.3	(3.6)	(1)	542.1
Redeemable preferred securities	89.6	12.3	(7.3)		94.6
Total debt securities	16,903.8	1,919.0	(35.3)		18,787.5
Equity securities	38.3	5.1	(3.1)		40.3
Total debt and equity securities (2)	$16,942.1	$1,924.1	$(38.4)		$18,827.8

(1)
At December 31, 2013 and 2012, we held securities for which we previously recognized $22.8 million and $25.2 million, respectively, of non-credit related impairments in accumulated other comprehensive loss. These securities had a net unrealized capital gain at December 31, 2013 and 2012 of $6.6 million and $9.6 million, respectively.

(2)
Investment risks associated with our experience-rated and discontinued products generally do not impact our operating results (refer to Note 20 beginning on page 137 for additional information on our accounting for discontinued products).  At December 31, 2013, debt and equity securities with a fair value of approximately $3.7 billion, gross unrealized capital gains of $291.3 million and gross unrealized capital losses of $60.3 million and, at December 31, 2012, debt and equity securities with a fair value of approximately $4.0 billion, gross unrealized capital gains of $559.4 million and gross unrealized capital losses of $19.4 million were included in total debt and equity securities, but support our experience-rated and discontinued products.  Changes in net unrealized capital gains (losses) on these securities are not reflected in accumulated other comprehensive income.

Debt and equity securities available for sale

8.	Investments

Total investments at December 31, 2013 and 2012 were as follows:

	2013			2012
(Millions)	Current	Long-term	Total	Current	Long-term	Total
Debt and equity securities available for sale	$1,977.4	$17,753.0	$19,730.4	$2,006.8	$16,821.0	$18,827.8
Mortgage loans	84.9	1,464.7	1,549.6	214.4	1,429.2	1,643.6
Other investments	1.5	1,717.3	1,718.8	.7	1,448.0	1,448.7
Total investments	$2,063.8	$20,935.0	$22,998.8	$2,221.9	$19,698.2	$21,920.1

At December 31, 2013 and 2012, we held investments of approximately $794.2 million and $929.2 million, respectively, related to the 2012 conversion of an existing group annuity contract from a participating to a non-participating contract. These investments are included in the total investments of our Large Case Pensions segment supporting non-experience-rated products. Although these investments are not accounted for as separate account assets, they are legally segregated and are not subject to claims that arise out of our business and only support Aetna's future policy benefits obligations under that group annuity contract. Refer to Notes 2 and 19 beginning on pages 83 and 135 for additional information.

On the Effective Date, we completed the acquisition of Coventry. As a result, on that date we acquired approximately $2.2 billion of current and long-term investments, primarily consisting of municipal bonds and U.S. corporate debt securities.

Debt and Equity Securities
Debt and equity securities available for sale at December 31, 2013 and 2012 were as follows:

(Millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses		Fair Value
December 31, 2013
Debt securities:
U.S. government securities	$1,396.8	$68.7	$(3.0)		$1,462.5
States, municipalities and political subdivisions	4,118.5	126.6	(82.8)		4,162.3
U.S. corporate securities	7,559.0	493.7	(110.1)		7,942.6
Foreign securities	3,209.6	198.9	(53.0)		3,355.5
Residential mortgage-backed securities	928.4	16.9	(21.1)		924.2
Commercial mortgage-backed securities	1,323.5	88.2	(4.7)	(1)	1,407.0
Other asset-backed securities	343.4	8.3	(2.1)	(1)	349.6
Redeemable preferred securities	56.8	8.6	—		65.4
Total debt securities	18,936.0	1,009.9	(276.8)		19,669.1
Equity securities	38.5	26.5	(3.7)		61.3
Total debt and equity securities (2)	$18,974.5	$1,036.4	$(280.5)		$19,730.4
December 31, 2012
Debt securities:
U.S. government securities	$1,413.4	$147.9	$(1.8)		$1,559.5
States, municipalities and political subdivisions	2,770.9	267.9	(4.3)		3,034.5
U.S. corporate securities	6,926.2	871.7	(7.3)		7,790.6
Foreign securities	2,988.1	391.3	(8.8)		3,370.6
Residential mortgage-backed securities	929.5	49.9	(.4)		979.0
Commercial mortgage-backed securities	1,268.7	149.7	(1.8)	(1)	1,416.6
Other asset-backed securities	517.4	28.3	(3.6)	(1)	542.1
Redeemable preferred securities	89.6	12.3	(7.3)		94.6
Total debt securities	16,903.8	1,919.0	(35.3)		18,787.5
Equity securities	38.3	5.1	(3.1)		40.3
Total debt and equity securities (2)	$16,942.1	$1,924.1	$(38.4)		$18,827.8

(1)
At December 31, 2013 and 2012, we held securities for which we previously recognized $22.8 million and $25.2 million, respectively, of non-credit related impairments in accumulated other comprehensive loss. These securities had a net unrealized capital gain at December 31, 2013 and 2012 of $6.6 million and $9.6 million, respectively.

(2)
Investment risks associated with our experience-rated and discontinued products generally do not impact our operating results (refer to Note 20 beginning on page 137 for additional information on our accounting for discontinued products).  At December 31, 2013, debt and equity securities with a fair value of approximately $3.7 billion, gross unrealized capital gains of $291.3 million and gross unrealized capital losses of $60.3 million and, at December 31, 2012, debt and equity securities with a fair value of approximately $4.0 billion, gross unrealized capital gains of $559.4 million and gross unrealized capital losses of $19.4 million were included in total debt and equity securities, but support our experience-rated and discontinued products.  Changes in net unrealized capital gains (losses) on these securities are not reflected in accumulated other comprehensive income.

The fair value of debt securities at December 31, 2013 is shown below by contractual maturity.  Actual maturities may differ from contractual maturities because securities may be restructured, called or prepaid.

(Millions)	Fair Value
Due to mature:
Less than one year	$721.8
One year through five years	5,412.0
After five years through ten years	5,799.8
Greater than ten years	5,054.7
Residential mortgage-backed securities	924.2
Commercial mortgage-backed securities	1,407.0
Other asset-backed securities	349.6
Total	$19,669.1

Mortgage-Backed and Other Asset-Backed Securities
All of our residential mortgage-backed securities at December 31, 2013 were issued by the Government National Mortgage Association, the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation and carry agency guarantees and explicit or implicit guarantees by the U.S. Government.  At December 31, 2013, our residential mortgage-backed securities had an average credit quality rating of AAA and a weighted average duration of 5.1 years.

Our commercial mortgage-backed securities have underlying loans that are dispersed throughout the United States. Significant market observable inputs used to value these securities include probability of default and loss severity.  At December 31, 2013, these securities had an average credit quality rating of AA+ and a weighted average duration of 2.5 years.

Our other asset-backed securities have a variety of underlying collateral (e.g., automobile loans, credit card receivables and home equity loans).  Significant market observable inputs used to value these securities include the unemployment rate, loss severity and probability of default.  At December 31, 2013, these securities had an average credit quality rating of AA+ and a weighted average duration of 2.7 years.

Unrealized Capital Losses and Net Realized Capital Gains (Losses)
When a debt or equity security is in an unrealized capital loss position, we monitor the duration and severity of the loss to determine if sufficient market recovery can occur within a reasonable period of time.  We recognize an other-than-temporary impairment (“OTTI”) when we intend to sell a debt security that is in an unrealized capital loss position or if we determine a credit-related loss on a debt or equity security has occurred.

Summarized below are the debt and equity securities we held at December 31, 2013 and 2012 that were in an unrealized capital loss position, aggregated by the length of time the investments have been in that position:

	Less than 12 months		Greater than 12 months		Total (1)
(Millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
December 31, 2013
Debt securities:
U.S. government securities	$555.9	$2.7	$13.4	$.3	$569.3	$3.0
States, municipalities and political subdivisions	1,779.9	73.1	132.4	9.7	1,912.3	82.8
U.S. corporate securities	2,196.8	88.0	170.0	22.1	2,366.8	110.1
Foreign securities	875.2	43.5	90.9	9.5	966.1	53.0
Residential mortgage-backed securities	541.1	17.3	35.0	3.8	576.1	21.1
Commercial mortgage-backed securities	162.4	4.2	25.0	.5	187.4	4.7
Other asset-backed securities	87.8	1.9	7.7	.2	95.5	2.1
Redeemable preferred securities	4.4	—	—	—	4.4	—
Total debt securities	6,203.5	230.7	474.4	46.1	6,677.9	276.8
Equity securities	—	—	16.2	3.7	16.2	3.7
Total debt and equity securities (1)	$6,203.5	$230.7	$490.6	$49.8	$6,694.1	$280.5
December 31, 2012
Debt securities:
U.S. government securities	$138.3	$1.4	$15.1	$.4	$153.4	$1.8
States, municipalities and political subdivisions	264.6	3.0	28.5	1.3	293.1	4.3
U.S. corporate securities	598.4	6.1	10.8	1.2	609.2	7.3
Foreign securities	270.4	1.4	35.6	7.4	306.0	8.8
Residential mortgage-backed securities	51.7	.3	2.1	.1	53.8	.4
Commercial mortgage-backed securities	6.3	.1	46.1	1.7	52.4	1.8
Other asset-backed securities	44.8	.1	1.5	3.5	46.3	3.6
Redeemable preferred securities	12.2	.2	10.0	7.1	22.2	7.3
Total debt securities	1,386.7	12.6	149.7	22.7	1,536.4	35.3
Equity securities	16.4	2.1	13.0	1.0	29.4	3.1
Total debt and equity securities (1)	$1,403.1	$14.7	$162.7	$23.7	$1,565.8	$38.4

(1)
At December 31, 2013 and 2012, debt and equity securities in an unrealized capital loss position of $60.3 million and $19.4 million, respectively, and with related fair value of $1.0 billion and $225.2 million, respectively, related to experience-rated and discontinued products.

We reviewed the securities in the tables above and concluded that these are performing assets generating investment income to support the needs of our business.  In performing this review, we considered factors such as the quality of the investment security based on research performed by our internal credit analysts and external rating agencies and the prospects of realizing the carrying value of the security based on the investment’s current prospects for recovery.
At December 31, 2013, we did not intend to sell these securities, and we did not believe it was more likely than not that we would be required to sell these securities prior to anticipated recovery of their carrying value.
The maturity dates for debt securities in an unrealized capital loss position at December 31, 2013 were as follows:

	Supporting discontinued and experience-rated products		Supporting remaining products		Total
(Millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Due to mature:
Less than one year	$—	$—	$25.7	$.2	$25.7	$.2
One year through five years	76.1	1.0	1,150.4	13.4	1,226.5	14.4
After five years through ten years	424.2	18.3	2,288.8	83.8	2,713.0	102.1
Greater than ten years	488.3	36.3	1,365.4	95.9	1,853.7	132.2
Residential mortgage-backed securities	16.9	.3	559.2	20.8	576.1	21.1
Commercial mortgage-backed securities	8.7	.4	178.7	4.3	187.4	4.7
Other asset-backed securities	13.9	.4	81.6	1.7	95.5	2.1
Total	$1,028.1	$56.7	$5,649.8	$220.1	$6,677.9	$276.8

Net realized capital (losses) gains for the three years ended December 31, 2013, 2012 and 2011, excluding amounts related to experience-rated contract holders and discontinued products, were as follows:

(Millions)	2013	2012	2011
OTTI losses on debt securities	$(36.6)	$(10.9)	$(10.2)
Portion of OTTI losses on debt securities recognized in other comprehensive income	—	.1	—
Net OTTI losses on debt securities recognized in earnings	(36.6)	(10.8)	(10.2)
Net realized capital gains, excluding OTTI losses on debt securities	27.8	119.5	178.1
Net realized capital (losses) gains	$(8.8)	$108.7	$167.9

The net realized capital losses in 2013 were primarily attributable to yield-related OTTI on debt securities, primarily on U.S. Treasury securities that we had the intent to sell, partially offset by gains from the sales of debt securities. The net realized capital gains in 2012 and 2011 were primarily attributable to the sale of debt securities partially offset by losses on derivative transactions.

Yield-related impairments are recognized in other comprehensive income unless we have the intention to sell the security in an unrealized loss position, in which case the yield-related OTTI is recognized in earnings. In 2013, we recognized yield-related OTTI losses of $33 million related to our debt securities. Yield-related OTTI losses were not significant in 2012 or 2011. We had no other individually material realized capital losses on debt or equity securities that impacted our operating results during 2013, 2012 or 2011.

Excluding amounts related to experience-rated and discontinued products, proceeds from the sale of debt securities and the related gross realized capital gains and losses for 2013, 2012 and 2011 were as follows:

(Millions)	2013	2012	2011
Proceeds on sales	$6,524.8	$5,819.2	$6,278.3
Gross realized capital gains	113.9	171.7	265.3
Gross realized capital losses	100.0	17.4	38.5

Mortgage Loans
Our mortgage loans are collateralized by commercial real estate.  During 2013 and 2012 we had the following activity in our mortgage loan portfolio:

(Millions)	2013	2012
New mortgage loans	$195.0	$177.0
Mortgage loans fully-repaid	222.0	106.5
Mortgage loans foreclosed	8.5	16.7

At December 31, 2013 and 2012, we had no material problem, restructured or potential problem mortgage loans. We also had no material impairment reserves on these loans at December 31, 2013 or 2012.

We assess our mortgage loans on a regular basis for credit impairments, and annually assign a credit quality indicator to each loan.  Our credit quality indicator is internally developed and categorizes our portfolio on a scale from 1 to 7.  Category 1 represents loans of superior quality, and Categories 6 and 7 represent loans where collections are at risk.  The vast majority of our mortgage loans fall into the Level 2 to 4 ratings.  These ratings represent loans where credit risk is minimal to acceptable; however, these loans may display some susceptibility to economic changes.  Category 5 represents loans where credit risk is not substantial but these loans warrant management’s close attention.  These indicators are based upon several factors, including current loan to value ratios, property condition, market trends, credit worthiness of the borrower and deal structure.  Based upon our most recent assessments at December 31, 2013 and 2012, our mortgage loans were given the following credit quality indicators:

(In Millions, except credit ratings indicator)	2013	2012
1	$69.2	$94.0
2 to 4	1,399.6	1,451.1
5	30.6	60.2
6 and 7	50.2	38.3
Total	$1,549.6	$1,643.6

At December 31, 2013 scheduled mortgage loan principal repayments were as follows:

(Millions)
2014	$84.3
2015	144.9
2016	242.8
2017	174.9
2018	160.6
Thereafter	750.8

Variable Interest Entities
In determining whether to consolidate a variable interest entity (“VIE”), we consider several factors including whether we have the power to direct activities, the obligation to absorb losses and the right to receive benefits that could potentially be significant to the VIE.  We have relationships with certain real estate partnerships and one hedge fund partnership that are considered VIEs, but are not consolidated.  We record the amount of our investment in these partnerships as long-term investments on our balance sheets and recognize our share of partnership income or losses in earnings.  Our maximum exposure to loss as a result of our investment in these partnerships is our investment balance at December 31, 2013 and 2012 of approximately $205 million and $215 million, respectively, and the risk of recapture of tax credits related to the real estate partnerships previously recognized, which we do not consider significant.  We do not have a future obligation to fund losses or debts on behalf of these investments; however, we may voluntarily contribute funds.  The real estate partnerships construct, own and manage low-income housing developments and had total assets of approximately $5.8 billion and $5.4 billion at December 31, 2013 and 2012, respectively.  The hedge fund partnership had total assets of approximately $7.0 billion at both December 31, 2013 and 2012.

Non-controlling (Minority) Interests
At December 31, 2013 and 2012, continuing business non-controlling interests were approximately $53 million and $23 million, respectively, primarily related to third party interests in our investment holdings as well as third party interests in certain of our operating entities.  The non-controlling entities’ share was included in total equity. In 2013, net loss attributable to non-controlling interests was $1.7 million. Net income attributable to non-controlling interests was $1.9 million and $1.2 million for 2012 and 2011, respectively. These non-controlling interests did not have a material impact on our financial position or operating results.

Net Investment Income
Sources of net investment income for 2013, 2012 and 2011 were as follows:

(Millions)	2013	2012	2011
Debt securities	$768.5	$763.7	$829.2
Mortgage loans	99.4	122.4	102.8
Other investments	86.1	70.7	32.2
Gross investment income	954.0	956.8	964.2
Less: investment expenses	(37.7)	(34.6)	(31.0)
Net investment income (1)	$916.3	$922.2	$933.2

(1)
Net investment income includes $293.5 million, $324.2 million and $318.7 million for 2013, 2012 and 2011, respectively, related to investments supporting our experience-rated and discontinued products.

Fair value of debt securities by contractual maturity
The fair value of debt securities at December 31, 2013 is shown below by contractual maturity.  Actual maturities may differ from contractual maturities because securities may be restructured, called or prepaid.

(Millions)	Fair Value
Due to mature:
Less than one year	$721.8
One year through five years	5,412.0
After five years through ten years	5,799.8
Greater than ten years	5,054.7
Residential mortgage-backed securities	924.2
Commercial mortgage-backed securities	1,407.0
Other asset-backed securities	349.6
Total	$19,669.1

Debt and Equity Securities in an Unrealized Capital Loss Position
Summarized below are the debt and equity securities we held at December 31, 2013 and 2012 that were in an unrealized capital loss position, aggregated by the length of time the investments have been in that position:

	Less than 12 months		Greater than 12 months		Total (1)
(Millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
December 31, 2013
Debt securities:
U.S. government securities	$555.9	$2.7	$13.4	$.3	$569.3	$3.0
States, municipalities and political subdivisions	1,779.9	73.1	132.4	9.7	1,912.3	82.8
U.S. corporate securities	2,196.8	88.0	170.0	22.1	2,366.8	110.1
Foreign securities	875.2	43.5	90.9	9.5	966.1	53.0
Residential mortgage-backed securities	541.1	17.3	35.0	3.8	576.1	21.1
Commercial mortgage-backed securities	162.4	4.2	25.0	.5	187.4	4.7
Other asset-backed securities	87.8	1.9	7.7	.2	95.5	2.1
Redeemable preferred securities	4.4	—	—	—	4.4	—
Total debt securities	6,203.5	230.7	474.4	46.1	6,677.9	276.8
Equity securities	—	—	16.2	3.7	16.2	3.7
Total debt and equity securities (1)	$6,203.5	$230.7	$490.6	$49.8	$6,694.1	$280.5
December 31, 2012
Debt securities:
U.S. government securities	$138.3	$1.4	$15.1	$.4	$153.4	$1.8
States, municipalities and political subdivisions	264.6	3.0	28.5	1.3	293.1	4.3
U.S. corporate securities	598.4	6.1	10.8	1.2	609.2	7.3
Foreign securities	270.4	1.4	35.6	7.4	306.0	8.8
Residential mortgage-backed securities	51.7	.3	2.1	.1	53.8	.4
Commercial mortgage-backed securities	6.3	.1	46.1	1.7	52.4	1.8
Other asset-backed securities	44.8	.1	1.5	3.5	46.3	3.6
Redeemable preferred securities	12.2	.2	10.0	7.1	22.2	7.3
Total debt securities	1,386.7	12.6	149.7	22.7	1,536.4	35.3
Equity securities	16.4	2.1	13.0	1.0	29.4	3.1
Total debt and equity securities (1)	$1,403.1	$14.7	$162.7	$23.7	$1,565.8	$38.4

(1)
At December 31, 2013 and 2012, debt and equity securities in an unrealized capital loss position of $60.3 million and $19.4 million, respectively, and with related fair value of $1.0 billion and $225.2 million, respectively, related to experience-rated and discontinued products.

Maturity dates for debt securities
The maturity dates for debt securities in an unrealized capital loss position at December 31, 2013 were as follows:

	Supporting discontinued and experience-rated products		Supporting remaining products		Total
(Millions)	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Due to mature:
Less than one year	$—	$—	$25.7	$.2	$25.7	$.2
One year through five years	76.1	1.0	1,150.4	13.4	1,226.5	14.4
After five years through ten years	424.2	18.3	2,288.8	83.8	2,713.0	102.1
Greater than ten years	488.3	36.3	1,365.4	95.9	1,853.7	132.2
Residential mortgage-backed securities	16.9	.3	559.2	20.8	576.1	21.1
Commercial mortgage-backed securities	8.7	.4	178.7	4.3	187.4	4.7
Other asset-backed securities	13.9	.4	81.6	1.7	95.5	2.1
Total	$1,028.1	$56.7	$5,649.8	$220.1	$6,677.9	$276.8

Net realized capital gains (losses)
Net realized capital (losses) gains for the three years ended December 31, 2013, 2012 and 2011, excluding amounts related to experience-rated contract holders and discontinued products, were as follows:

(Millions)	2013	2012	2011
OTTI losses on debt securities	$(36.6)	$(10.9)	$(10.2)
Portion of OTTI losses on debt securities recognized in other comprehensive income	—	.1	—
Net OTTI losses on debt securities recognized in earnings	(36.6)	(10.8)	(10.2)
Net realized capital gains, excluding OTTI losses on debt securities	27.8	119.5	178.1
Net realized capital (losses) gains	$(8.8)	$108.7	$167.9

Proceeds and related gross realized capital gains and losses from the sale of debt securities
Excluding amounts related to experience-rated and discontinued products, proceeds from the sale of debt securities and the related gross realized capital gains and losses for 2013, 2012 and 2011 were as follows:

(Millions)	2013	2012	2011
Proceeds on sales	$6,524.8	$5,819.2	$6,278.3
Gross realized capital gains	113.9	171.7	265.3
Gross realized capital losses	100.0	17.4	38.5

Activity in mortgage loan portfolio
During 2013 and 2012 we had the following activity in our mortgage loan portfolio:

(Millions)	2013	2012
New mortgage loans	$195.0	$177.0
Mortgage loans fully-repaid	222.0	106.5
Mortgage loans foreclosed	8.5	16.7

Mortgage loan internal credit rating
Based upon our most recent assessments at December 31, 2013 and 2012, our mortgage loans were given the following credit quality indicators:

(In Millions, except credit ratings indicator)	2013	2012
1	$69.2	$94.0
2 to 4	1,399.6	1,451.1
5	30.6	60.2
6 and 7	50.2	38.3
Total	$1,549.6	$1,643.6

Sources of net investment income
Sources of net investment income for 2013, 2012 and 2011 were as follows:

(Millions)	2013	2012	2011
Debt securities	$768.5	$763.7	$829.2
Mortgage loans	99.4	122.4	102.8
Other investments	86.1	70.7	32.2
Gross investment income	954.0	956.8	964.2
Less: investment expenses	(37.7)	(34.6)	(31.0)
Net investment income (1)	$916.3	$922.2	$933.2

(1)
Net investment income includes $293.5 million, $324.2 million and $318.7 million for 2013, 2012 and 2011, respectively, related to investments supporting our experience-rated and discontinued products.

Schedule of Future Mortgage Loan Payments [Table Text Block]	At December 31, 2013 scheduled mortgage loan principal repayments were as follows:

(Millions)
2014	$84.3
2015	144.9
2016	242.8
2017	174.9
2018	160.6
Thereafter	750.8